Dividends - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Preferred share dividends	$ 9,000,000	$ 0
Common share dividends	$ 6,000,000	$ 15,000,000